Note 14 - Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Purchase of intangible assets		$ 1,000,000		$ 116,276
Hoffman-La Roche [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones	$ 1,000,000	1,000,000
Contractual commitments for acquisition of intangible assets, regulatory milestones	11,000,000	11,000,000
Contractual commitments for acquisition of intangible assets, regulatory milestones	1,000,000	1,000,000
Contractual commitments for acquisition of intangible assets, royalties	37,500,000	37,500,000
Thomas Jefferson University [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones	100,000	100,000
Contractual commitments for acquisition of intangible assets, regulatory milestones	250,000	250,000
Purchase of intangible assets	100,000
Yamaguchi University [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones	75,000	75,000
Contractual commitments for acquisition of intangible assets, regulatory milestones	150,000	150,000
Galderma [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of intangible assets, clinical milestones	2,000,000	2,000,000
Contractual commitments for acquisition of intangible assets, regulatory milestones	$ 25,500,000	25,500,000
Technology Access Fees		$ 700,000